UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

BrandywineGLOBAL —

INTERNATIONAL OPPORTUNITIES BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to maximize total return consisting of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of On July 31, 2020, Franklin Resources, Inc. (“Franklin BrandywineGLOBAL — International Opportunities Bond Fund for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special Shareholder Notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	BrandywineGLOBAL — International Opportunities Bond Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

BrandywineGLOBAL — International Opportunities Bond Fund	III

Performance review

For the six months ended June 30, 2020, Class IS shares of BrandywineGLOBAL — International Opportunities Bond Fund returned -4.80%. The Fund’s unmanaged benchmark, the FTSE World Government Bond Ex-U.S. Index (Unhedged)i, returned 1.04% for the same period. The Lipper International Income Funds Category Averageii returned -1.17% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — International Opportunities Bond Fund:
Class A	-5.02%
Class C	-5.43%
Class FI	-5.02%
Class R	-5.16%
Class I	-4.89%
Class IS	-4.80%
FTSE World Government Bond Ex-U.S. Index (Unhedged)	1.04%
Lipper International Income Funds Category Average	-1.17%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2020 for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.80%, 1.30%, 2.04%, 1.83%, 2.33% and 2.43%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class R, Class I and Class IS shares would have been 1.17%, 0.67%, 1.47%, 1.96% and 2.04%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.18%, 2.02%, 1.29%, 1.66%, 0.96% and 0.84%, respectively.

IV	BrandywineGLOBAL — International Opportunities Bond Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.75% for Class C shares, 1.00% for Class FI shares, 1.25% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Foreign securities are subject to special risks such as currency fluctuations and social, political, and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. To the extent that the Fund invests in asset- and mortgage-backed securities, its exposure to prepayment and extension risks may be greater than an investment in other fixed income securities. The Fund’s share price may decline as interest rates rise. Below investment grade debt securities (commonly known as “high yield

BrandywineGLOBAL — International Opportunities Bond Fund	V

Performance review (cont’d)

debt” or “junk” bonds) involve greater volatility than higher-rated securities. The Fund may engage in derivative transactions, which involve special risks and costs, may increase losses and may have a potentially large impact on Fund performance. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

The FTSE World Government Bond Ex-U.S. Index (Unhedged) encompasses an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer with amounts outstanding of at least the equivalent of $25 million.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 112 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	BrandywineGLOBAL — International Opportunities Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2020 and December 31, 2019 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-5.02%	$1,000.00	$949.80	1.00%	$4.85	Class A	5.00%	$1,000.00	$1,019.89	1.00%	$5.02
Class C	-5.43	1,000.00	945.70	1.75	8.47	Class C	5.00	1,000.00	1,016.16	1.75	8.77
Class FI	-5.02	1,000.00	949.80	1.00	4.85	Class FI	5.00	1,000.00	1,019.89	1.00	5.02
Class R	-5.16	1,000.00	948.40	1.25	6.06	Class R	5.00	1,000.00	1,018.65	1.25	6.27
Class I	-4.89	1,000.00	951.10	0.75	3.64	Class I	5.00	1,000.00	1,021.13	0.75	3.77
Class IS	-4.80	1,000.00	952.00	0.65	3.15	Class IS	5.00	1,000.00	1,021.63	0.65	3.27

2	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

[1]	For the six months ended June 30, 2020.

[2]

Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

BrandywineGLOBAL — International Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 56.8%
Australia — 1.9%
Australia Government Bond	5.750%	7/15/22	1,465,000	AUD	$1,123,844	(a)
Brazil — 2.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	5,430,000	BRL	1,186,386
Canada — 4.9%
Canadian Government Bond	2.750%	12/1/48	2,760,000	CAD	2,920,078
Colombia — 2.0%
Colombian TES, Bonds	6.000%	4/28/28	4,500,000,000	COP	1,219,502
Indonesia — 3.1%
Indonesia Treasury Bond	9.000%	3/15/29	4,400,000,000	IDR	341,959
Indonesia Treasury Bond	8.750%	2/15/44	20,000,000,000	IDR	1,499,895
Total Indonesia					1,841,854
Italy — 11.4%
Italy Buoni Poliennali Del Tesoro, Senior Notes	3.850%	9/1/49	3,435,000	EUR	5,219,996	(a)
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.450%	9/1/50	1,360,000	EUR	1,607,004	(a)
Total Italy					6,827,000
Malaysia — 5.3%
Malaysia Government Bond	4.048%	9/30/21	3,270,000	MYR	781,579
Malaysia Government Bond	3.882%	3/10/22	3,245,000	MYR	779,064
Malaysia Government Bond	3.480%	3/15/23	2,530,000	MYR	609,229
Malaysia Government Bond	3.955%	9/15/25	1,555,000	MYR	388,875
Malaysia Government Bond	3.899%	11/16/27	2,400,000	MYR	600,439
Total Malaysia					3,159,186
Mexico — 10.5%
Mexican Bonos, Bonds	8.000%	11/7/47	13,100,000	MXN	639,170
Mexican Bonos, Senior Notes	8.500%	5/31/29	30,400,000	MXN	1,566,881
Mexican Bonos, Senior Notes	7.750%	11/23/34	9,300,000	MXN	459,754
Mexican Bonos, Senior Notes	8.500%	11/18/38	32,300,000	MXN	1,668,788
Mexican Bonos, Senior Notes	7.750%	11/13/42	40,500,000	MXN	1,926,333
Total Mexico					6,260,926
Poland — 4.2%
Republic of Poland Government Bond	5.250%	10/25/20	5,150,000	PLN	1,323,590
Republic of Poland Government Bond	2.000%	4/25/21	4,765,000	PLN	1,224,727
Total Poland					2,548,317
Portugal — 3.0%
Portugal Obrigacoes do Tesouro OT, Senior Notes	4.100%	2/15/45	1,020,000	EUR	1,830,972	(a)

See Notes to Financial Statements.

4	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL — International Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Qatar — 0.6%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	305,000		$348,059	(b)
Russia — 0.7%
Russian Federal Bond — OFZ	7.650%	4/10/30	26,000,000	RUB	414,265
South Africa — 3.4%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	24,010,000	ZAR	882,361
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	25,300,000	ZAR	1,150,073
Total South Africa					2,032,434
Spain — 2.5%
Spain Government Bond, Senior Notes	2.700%	10/31/48	970,000	EUR	1,473,025	(a)
United Kingdom — 1.3%
United Kingdom Gilt, Bonds	2.000%	7/22/20	640,000	GBP	793,936	(a)
Total Sovereign Bonds (Cost — $35,546,787)					33,979,784
Corporate Bonds & Notes — 19.3%
Communication Services — 1.3%
Interactive Media & Services — 1.3%
Baidu Inc., Senior Notes	3.425%	4/7/30	720,000		783,604
Consumer Staples — 2.8%
Beverages — 1.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	570,000		678,689
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	6/1/60	200,000		239,631
Total Beverages					918,320
Food Products — 1.3%
Grupo Bimbo SAB de CV, Senior Notes	4.000%	9/6/49	740,000		745,976	(a)
Total Consumer Staples					1,664,296
Energy — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	270,000		208,070
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	1,050,000		878,278	(b)
Total Energy					1,086,348
Financials — 8.9%
Banks — 8.9%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Senior Notes	5.375%	4/17/25	290,000		317,920	(b)

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL — International Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Barclays PLC, Senior Notes	4.950%	1/10/47	436,000		$575,013
BNP Paribas SA, Senior Notes	4.400%	8/14/28	850,000		981,154	(a)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	1,085,000		1,205,363	(c)
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	1,135,000		1,234,389	(c)
Royal Bank of Scotland Group PLC, Senior Notes (4.445% to 5/8/29 then 3 mo. USD LIBOR + 1.871%)	4.445%	5/8/30	870,000		1,010,090	(c)
Total Financials					5,323,929
Materials — 4.5%
Metals & Mining — 3.4%
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	1,320,000		1,354,014	(a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	510,000		715,742
Total Metals & Mining					2,069,756
Paper & Forest Products — 1.1%
Suzano Austria GmbH, Senior Notes	5.000%	1/15/30	636,000		645,260
Total Materials					2,715,016
Total Corporate Bonds & Notes (Cost — $10,719,421)					11,573,193
U.S. Government & Agency Obligations — 18.3%
U.S. Government Obligations — 18.3%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%) (Cost — $10,955,198)	0.264%	4/30/22	10,950,000		10,958,401	(c)
Collateralized Mortgage Obligations (d) — 0.9%
TDA CAM 7 FTA , 7 A3 (3 mo. EURIBOR + 0.160%, 0.000% floor) (Cost — $540,794)	0.000%	2/26/49	514,697	EUR	567,891	(a)(c)
Total Investments before Short-Term Investments (Cost — $57,762,200)					57,079,269

			Shares
Short-Term Investments — 3.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $2,084,752)	0.062%		2,084,752		2,084,752
Total Investments — 98.8% (Cost — $59,846,952)					59,164,021
Other Assets in Excess of Liabilities — 1.2%					697,584
Total Net Assets — 100.0%					$59,861,605

See Notes to Financial Statements.

6	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL — International Opportunities Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

COP	— Colombian Peso

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PLN	— Polish Zloty

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	721,000,000	USD	6,664,510	Citibank N.A.	7/9/20	$13,625
USD	1,202,487	JPY	129,500,000	HSBC Securities Inc.	7/9/20	3,016
USD	1,202,031	JPY	129,500,000	JPMorgan Chase & Co.	7/9/20	2,560
BRL	3,300,000	USD	651,607	HSBC Securities Inc.	7/10/20	(45,056)
USD	835,703	BRL	4,760,000	HSBC Securities Inc.	7/10/20	(39,201)
KRW	1,790,000,000	USD	1,477,715	Citibank N.A.	7/13/20	10,467
USD	1,218,183	KRW	1,500,000,000	Citibank N.A.	7/13/20	(28,897)

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL — International Opportunities Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	5,350,000,000	USD	1,484,050	JPMorgan Chase & Co.	7/16/20	$(62,398)
USD	107,645	NOK	1,000,000	Citibank N.A.	7/17/20	3,745
NOK	7,800,000	USD	740,157	HSBC Securities Inc.	7/17/20	70,262
USD	83,504	NOK	800,000	HSBC Securities Inc.	7/17/20	384
USD	127,181	NOK	1,200,000	HSBC Securities Inc.	7/17/20	2,501
USD	508,285	NOK	4,800,000	UBS Securities LLC	7/17/20	9,566
CZK	30,100,000	USD	1,231,663	JPMorgan Chase & Co.	7/20/20	37,280
USD	122,513	CZK	2,900,000	UBS Securities LLC	7/20/20	256
GBP	2,410,000	USD	3,005,306	Citibank N.A.	7/22/20	(18,638)
NZD	4,190,000	USD	2,529,566	HSBC Securities Inc.	7/22/20	174,419
USD	626,745	NZD	1,050,000	HSBC Securities Inc.	7/22/20	(50,865)
USD	1,790,895	NZD	3,000,000	HSBC Securities Inc.	7/22/20	(145,133)
USD	89,991	NZD	140,000	National Australia Bank Ltd.	7/22/20	(357)
USD	440,484	GBP	350,000	UBS Securities LLC	7/22/20	6,735
CAD	270,000	USD	194,323	JPMorgan Chase & Co.	7/23/20	4,571
USD	2,984,270	CAD	4,210,000	JPMorgan Chase & Co.	7/23/20	(116,996)
CAD	310,000	USD	229,418	UBS Securities LLC	7/23/20	(1,059)
CLP	1,040,000,000	USD	1,214,740	HSBC Securities Inc.	7/24/20	52,015
IDR	14,860,000,000	USD	925,050	JPMorgan Chase & Co.	7/27/20	111,948
USD	1,036,273	IDR	14,860,000,000	JPMorgan Chase & Co.	7/27/20	(724)
KRW	970,000,000	USD	789,452	Citibank N.A.	7/28/20	17,026
RUB	24,200,000	USD	321,270	Citibank N.A.	7/29/20	17,593
PLN	4,770,000	USD	1,136,892	Citibank N.A.	7/31/20	68,902
USD	496,744	PLN	1,950,000	UBS Securities LLC	7/31/20	3,809
NZD	2,880,000	USD	1,767,096	JPMorgan Chase & Co.	8/4/20	91,486
USD	1,237,526	NZD	1,930,000	JPMorgan Chase & Co.	8/4/20	(7,982)
USD	77,130	NZD	120,000	National Australia Bank Ltd.	8/4/20	(311)
AUD	2,660,000	USD	1,848,736	Citibank N.A.	8/6/20	(12,704)
USD	551,165	AUD	860,000	Citibank N.A.	8/6/20	(42,439)
USD	90,188	AUD	140,000	HSBC Securities Inc.	8/6/20	(6,445)
USD	1,069,563	AUD	1,660,000	HSBC Securities Inc.	8/6/20	(76,232)
HUF	60,000,000	USD	185,851	HSBC Securities Inc.	8/7/20	4,447
HUF	330,000,000	USD	1,020,150	HSBC Securities Inc.	8/7/20	26,486
USD	130,406	HUF	40,000,000	HSBC Securities Inc.	8/7/20	3,541
JPY	238,000,000	USD	2,231,055	Citibank N.A.	8/11/20	(25,674)
MXN	16,000,000	USD	690,925	Citibank N.A.	8/13/20	1,081
MXN	26,400,000	USD	1,137,092	Citibank N.A.	8/13/20	4,718
MXN	34,500,000	USD	1,569,330	Citibank N.A.	8/13/20	(77,192)
USD	1,260,221	MXN	28,700,000	Citibank N.A.	8/13/20	18,935

See Notes to Financial Statements.

8	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL — International Opportunities Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,348,170	MXN	32,300,000	Citibank N.A.	8/13/20	$(48,817)
ZAR	1,760,000	USD	103,376	Barclays Bank PLC	8/14/20	(2,443)
USD	601,699	ZAR	10,300,000	Citibank N.A.	8/14/20	11,009
USD	664,000	ZAR	11,400,000	Citibank N.A.	8/14/20	10,227
ZAR	21,200,000	USD	1,188,507	Citibank N.A.	8/14/20	27,281
USD	2,086,953	ZAR	39,520,000	HSBC Securities Inc.	8/14/20	(179,460)
ZAR	3,800,000	USD	223,214	UBS Securities LLC	8/14/20	(5,290)
USD	4,416,031	JPY	478,000,000	Citibank N.A.	8/26/20	(14,060)
HUF	390,000,000	USD	1,229,121	HSBC Securities Inc.	8/26/20	7,692
CZK	28,500,000	USD	1,153,361	JPMorgan Chase & Co.	8/26/20	48,413
AUD	1,700,000	USD	1,181,497	Citibank N.A.	8/27/20	(8,046)
USD	1,283,517	AUD	1,930,000	HSBC Securities Inc.	8/27/20	(48,694)
USD	1,378,892	GBP	1,080,000	Barclays Bank PLC	8/28/20	40,198
CLP	930,000,000	USD	1,155,423	HSBC Securities Inc.	8/28/20	(22,246)
EUR	1,330,000	USD	1,511,395	Citibank N.A.	9/2/20	(15,051)
USD	11,492,947	EUR	10,110,000	Citibank N.A.	9/2/20	118,476
EUR	2,765,000	USD	3,078,913	HSBC Securities Inc.	9/2/20	31,909
GBP	2,540,000	USD	3,197,873	Citibank N.A.	9/8/20	(49,273)
USD	530,925	IDR	7,700,000,000	HSBC Securities Inc.	9/11/20	(3,764)
USD	1,285,087	IDR	18,400,000,000	HSBC Securities Inc.	9/11/20	7,386
KRW	980,000,000	USD	808,948	Citibank N.A.	9/15/20	6,241
KRW	1,365,000,000	USD	1,139,970	HSBC Securities Inc.	9/15/20	(4,528)
USD	1,141,282	NOK	10,600,000	Citibank N.A.	9/17/20	39,694
NOK	31,300,000	USD	3,281,886	HSBC Securities Inc.	9/17/20	(29,084)
USD	835,213	NOK	8,000,000	HSBC Securities Inc.	9/17/20	3,826
USD	1,346,284	NOK	12,700,000	HSBC Securities Inc.	9/17/20	26,457
CLP	430,000,000	USD	525,210	HSBC Securities Inc.	9/25/20	(1,015)
EUR	2,765,000	USD	3,081,001	HSBC Securities Inc.	10/2/20	31,975
Total						$(17,916)

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL — International Opportunities Bond Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CLP	— Chilean Peso

COP	— Colombian Peso

CZK	— Czech Koruna

EUR	— Euro

GBP	— British Pound

HUF	— Hungarian Forint

IDR	— Indonesian Rupiah

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

PLN	— Polish Zloty

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

10	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL — International Opportunities Bond Fund

Summary of Investments by Country*
United States	18.5%
Mexico	14.2
Italy	11.5
United Kingdom	8.2
Malaysia	5.3
Canada	4.9
Poland	4.3
Spain	3.5
South Africa	3.4
Indonesia	3.1
Brazil	3.1
Portugal	3.1
Chile	2.3
Colombia	2.1
Australia	1.9
France	1.7
Belgium	1.6
China	1.3
Peru	1.2
Russia	0.7
Qatar	0.6
Short-Term Investments	3.5
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2020 and are subject to change.

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments, at value (Cost — $59,846,952)	$59,164,021
Foreign currency, at value (Cost — $66,333)	66,313
Unrealized appreciation on forward foreign currency contracts	1,172,158
Interest receivable	654,399
Foreign currency collateral for futures contracts, at value (Cost — $93,106)	93,417
Receivable for Fund shares sold	29,311
Deposits with brokers for centrally cleared swap contracts	1,010
Other assets	35,150
Prepaid expenses	34,278
Total Assets	61,250,057

Liabilities:
Unrealized depreciation on forward foreign currency contracts	1,190,074
Deposits from brokers for OTC derivatives	60,000
Trustees’ fees payable	37,566
Payable for Fund shares repurchased	19,366
Investment management fee payable	7,419
Service and/or distribution fees payable	1,329
Accrued expenses	72,698
Total Liabilities	1,388,452
Total Net Assets	$59,861,605

Net Assets:
Par value (Note 7)	$54
Paid-in capital in excess of par value	72,720,006
Total distributable earnings (loss)	(12,858,455)
Total Net Assets	$59,861,605

See Notes to Financial Statements.

12	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

Net Assets:
Class A	$808,219
Class C	$22,316
Class FI	$5,215,742
Class R	$11,174
Class I	$24,559,243
Class IS	$29,244,911

Shares Outstanding:
Class A	73,681
Class C	2,100
Class FI	474,891
Class R	1,030
Class I	2,216,920
Class IS	2,632,993

Net Asset Value:
Class A (and redemption price)	$10.97
Class C*	$10.63
Class FI (and redemption price)	$10.98
Class R (and redemption price)	$10.85
Class I (and redemption price)	$11.08
Class IS (and redemption price)	$11.11
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.46

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Interest	$1,302,993
Less: Foreign taxes withheld	(24,989)
Total Investment Income	1,278,004

Expenses:
Investment management fee (Note 2)	181,298
Registration fees	46,322
Fund accounting fees	34,388
Transfer agent fees (Note 5)	32,856
Audit and tax fees	27,611
Service and/or distribution fees (Notes 2 and 5)	19,378
Custody fees	16,661
Legal fees	13,962
Trustees’ fees	8,006
Shareholder reports	7,081
Fees recaptured by investment manager (Note 2)	2,844
Commitment fees (Note 8)	2,542
Interest expense	1,262
Insurance	1,047
Miscellaneous expenses	7,365
Total Expenses	402,623
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(127,030)
Net Expenses	275,593
Net Investment Income	1,002,411

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,987,731)	†
Futures contracts	242,621
Forward foreign currency contracts	(2,490,862)
Foreign currency transactions	(63,021)
Net Realized Loss	(6,298,993)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,206,452
Forward foreign currency contracts	(723,319)
Foreign currencies	(12,186)
Change in Net Unrealized Appreciation (Depreciation)	470,947
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(5,828,046)
Decrease in Net Assets From Operations	$(4,825,635)

†	Net of foreign capital gains tax of $20,636.

See Notes to Financial Statements.

14	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$1,002,411	$3,006,643
Net realized loss	(6,298,993)	(4,728,695)
Change in net unrealized appreciation (depreciation)	470,947	7,895,101
Increase (Decrease) in Net Assets From Operations	(4,825,635)	6,173,049

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(500,002)
Decrease in Net Assets From Distributions to Shareholders	—	(500,002)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,238,012	32,191,913
Reinvestment of distributions	—	471,291
Cost of shares repurchased	(44,470,234)	(33,930,901)
Decrease in Net Assets From Fund Share Transactions	(34,232,222)	(1,267,697)
Increase (Decrease) in Net Assets	(39,057,857)	4,405,350

Net Assets:
Beginning of period	98,919,462	94,514,112
End of period	$59,861,605	$98,919,462

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	15

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.55	$10.88	$11.89	$10.65	$10.29	$11.46

Income (loss) from operations:
Net investment income	0.14	0.33	0.34	0.33	0.32	0.30
Net realized and unrealized gain (loss)	(0.72)	0.38	(1.02)	1.02	0.04	(1.46)
Total income (loss) from operations	(0.58)	0.71	(0.68)	1.35	0.36	(1.16)

Less distributions from:
Net investment income	—	(0.04)	(0.31)	—	—	—
Net realized gains	—	—	(0.02)	(0.11)	—	(0.01)
Total distributions	—	(0.04)	(0.33)	(0.11)	—	(0.01)

Net asset value, end of period	$10.97	$11.55	$10.88	$11.89	$10.65	$10.29
Total return[3]	(5.02)%	6.53%	(5.76)%	12.64%	3.50%	(10.14)%

Net assets, end of period (000s)	$808	$5,724	$8,036	$11,582	$13,572	$15,498

Ratios to average net assets:
Gross expenses	1.34%[4,5]	1.22%[5]	1.22%	1.13%	1.05%[5]	1.02%[5]
Net expenses[6,7]	1.00 [4,5]	1.00 [5]	1.00	0.98	0.96 [5]	1.00 [5]
Net investment income	2.51 [4]	2.99	2.94	2.88	2.91	2.77

Portfolio turnover rate	89%	90%	49%	78%	48%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.23	$10.62	$11.62	$10.49	$10.22	$11.46

Income (loss) from operations:
Net investment income	0.09	0.25	0.27	0.24	0.23	0.22
Net realized and unrealized gain (loss)	(0.69)	0.36	(1.01)	1.00	0.04	(1.45)
Total income (loss) from operations	(0.60)	0.61	(0.74)	1.24	0.27	(1.23)

Less distributions from:
Net investment income	—	—	(0.24)	—	—	—
Net realized gains	—	—	(0.02)	(0.11)	—	(0.01)
Total distributions	—	—	(0.26)	(0.11)	—	(0.01)

Net asset value, end of period	$10.63	$11.23	$10.62	$11.62	$10.49	$10.22
Total return[3]	(5.43)%	5.74%	(6.44)%	11.79%	2.64%	(10.75)%

Net assets, end of period (000s)	$22	$78	$155	$80	$84	$147

Ratios to average net assets:
Gross expenses	2.28%[4,5]	2.02%[5]	2.03%	2.08%	2.03%[5]	1.81%[5]
Net expenses[6,7]	1.75 [4,5]	1.75 [5]	1.75	1.75	1.75 [5]	1.75 [5]
Net investment income	1.75 [4]	2.26	2.47	2.10	2.13	1.95

Portfolio turnover rate	89%	90%	49%	78%	48%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.56	$10.89	$11.91	$10.66	$10.31	$11.47

Income (loss) from operations:
Net investment income	0.14	0.33	0.35	0.33	0.31	0.30
Net realized and unrealized gain (loss)	(0.72)	0.38	(1.03)	1.03	0.04	(1.45)
Total income (loss) from operations	(0.58)	0.71	(0.68)	1.36	0.35	(1.15)

Less distributions from:
Net investment income	—	(0.04)	(0.32)	—	—	—
Net realized gains	—	—	(0.02)	(0.11)	—	(0.01)
Total distributions	—	(0.04)	(0.34)	(0.11)	—	(0.01)

Net asset value, end of period	$10.98	$11.56	$10.89	$11.91	$10.66	$10.31
Total return[3]	(5.02)%	6.57%	(5.80)%	12.73%	3.39%	(10.04)%

Net assets, end of period (000s)	$5,216	$25,074	$24,182	$19,174	$15,733	$8,536

Ratios to average net assets:
Gross expenses	1.42%[4,5]	1.28%[5]	1.30%	1.25%	1.12%	1.15%[5]
Net expenses[6,7]	1.00 [4,5]	1.00 [5]	1.00	0.98	0.99	1.00 [5]
Net investment income	2.50 [4]	2.98	3.03	2.88	2.88	2.68

Portfolio turnover rate	89%	90%	49%	78%	48%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.44	$10.79	$11.80	$10.59	$10.27	$11.46

Income (loss) from operations:
Net investment income	0.12	0.31	0.30	0.30	0.29	0.27
Net realized and unrealized gain (loss)	(0.71)	0.36	(1.00)	1.02	0.03	(1.45)
Total income (loss) from operations	(0.59)	0.67	(0.70)	1.32	0.32	(1.18)

Less distributions from:
Net investment income	—	(0.02)	(0.29)	—	—	—
Net realized gains	—	—	(0.02)	(0.11)	—	(0.01)
Total distributions	—	(0.02)	(0.31)	(0.11)	—	(0.01)

Net asset value, end of period	$10.85	$11.44	$10.79	$11.80	$10.59	$10.27
Total return[3]	(5.16)%	6.24%	(6.03)%	12.43%	3.12%	(10.31)%

Net assets, end of period (000s)	$11	$12	$98	$125	$23	$20

Ratios to average net assets:
Gross expenses	1.97%[4]	1.65%[5]	1.68%	1.44%[5]	1.58%	1.42%
Net expenses[6,7]	1.25 [4]	1.25 [5]	1.25	1.25 [5]	1.25	1.25
Net investment income	2.28 [4]	2.82	2.65	2.56	2.61	2.49

Portfolio turnover rate	89%	90%	49%	78%	48%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.65	$10.97	$11.99	$10.70	$10.32	$11.46

Income (loss) from operations:
Net investment income	0.15	0.36	0.37	0.36	0.35	0.33
Net realized and unrealized gain (loss)	(0.72)	0.38	(1.03)	1.04	0.03	(1.46)
Total income (loss) from operations	(0.57)	0.74	(0.66)	1.40	0.38	(1.13)

Less distributions from:
Net investment income	—	(0.06)	(0.34)	—	—	—
Net realized gains	—	—	(0.02)	(0.11)	—	(0.01)
Total distributions	—	(0.06)	(0.36)	(0.11)	—	(0.01)

Net asset value, end of period	$11.08	$11.65	$10.97	$11.99	$10.70	$10.32
Total return[3]	(4.89)%	6.80%	(5.55)%	13.05%	3.68%	(9.88)%

Net assets, end of period (000s)	$24,559	$30,696	$26,234	$45,598	$67,977	$171,793

Ratios to average net assets:
Gross expenses	1.10%[4,5]	0.95%[5]	0.94%	0.90%[5]	0.83%[5]	0.81%[5]
Net expenses[6,7]	0.75 [4,5]	0.75 [5]	0.75	0.75 [5]	0.74 [5]	0.75 [5]
Net investment income	2.78 [4]	3.22	3.15	3.12	3.15	2.99

Portfolio turnover rate	89%	90%	49%	78%	48%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.67	$10.99	$12.01	$10.71	$10.32	$11.45

Income (loss) from operations:
Net investment income	0.16	0.38	0.39	0.37	0.36	0.34
Net realized and unrealized gain (loss)	(0.72)	0.37	(1.04)	1.04	0.03	(1.46)
Total income (loss) from operations	(0.56)	0.75	(0.65)	1.41	0.39	(1.12)

Less distributions from:
Net investment income	—	(0.07)	(0.35)	—	—	—
Net realized gains	—	—	(0.02)	(0.11)	—	(0.01)
Total distributions	—	(0.07)	(0.37)	(0.11)	—	(0.01)

Net asset value, end of period	$11.11	$11.67	$10.99	$12.01	$10.71	$10.32
Total return[3]	(4.80)%	6.87%	(5.44)%	13.14%	3.78%	(9.80)%

Net assets, end of period (000s)	$29,245	$37,336	$35,808	$37,317	$17,542	$22,349

Ratios to average net assets:
Gross expenses	0.98%[4,5]	0.84%[5]	0.84%	0.81%[5]	0.74%[5]	0.67%[5]
Net expenses[6,7]	0.65 [4,5]	0.65 [5]	0.65	0.65 [5]	0.65 [5]	0.65 [5]
Net investment income	2.88 [4]	3.33	3.32	3.18	3.09	3.09

Portfolio turnover rate	89%	90%	49%	78%	48%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

22	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$33,979,784	—	$33,979,784
Corporate bonds & notes	—	11,573,193	—	11,573,193
U.S. government & agency obligations	—	10,958,401	—	10,958,401
Collateralized mortgage obligations	—	567,891	—	567,891
Total long-term investments	—	57,079,269	—	57,079,269
Short-term investments†	$2,084,752	—	—	2,084,752
Total investments	$2,084,752	$57,079,269	—	$59,164,021
Other financial instruments:
Forward foreign currency contracts	—	$1,172,158	—	$1,172,158
Total	$2,084,752	$58,251,427	—	$60,336,179

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$1,190,074	—	$1,190,074

†	See Schedule of Investments for additional detailed categorizations.

24	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in

26	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2020, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $1,190,074. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

At June 30, 2020, the Fund held cash collateral from JPMorgan Chase & Co. in the amount of $60,000. This amount can be used to reduce the Fund’s exposure to the counterparty in the event of default.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

28	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.75%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $127,030.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires December 31, 2020	$16,933	$226	$43,456	$104	$72,846	$31,739
Expires December 31, 2021	24,815	476	65,171	448	67,300	72,943
Expires December 31, 2022	13,372	340	65,217	271	56,441	69,785
Expires December 31, 2023	5,397	124	25,352	39	43,293	51,810
Total fee waivers/expense reimbursements subject to recapture	$60,517	$1,166	$199,196	$862	$239,880	$226,277

For the six months ended June 30, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class C	Class FI	Class I	Class IS
LMPFA recaptured	$299	$1	$2,145	$366	$33

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with

30	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$36,669,302	$26,508,692
Sales	61,070,541	37,549,939

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$59,846,952	$2,406,030	$(3,088,961)	$(682,931)
Forward foreign currency contracts	—	1,172,158	(1,190,074)	(17,916)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,172,158

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,190,074

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$242,621	—	$242,621
Forward foreign currency contracts	—	$(2,490,862)	(2,490,862)
Total	$242,621	$(2,490,862)	$(2,248,241)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(723,319)

During the six months ended June 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$1,106,034
Forward foreign currency contracts (to buy)	47,666,422
Forward foreign currency contracts (to sell)	26,371,669

†	At June 30, 2020, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$40,198	$(2,443)	$37,755	—	$37,755

32	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Citibank N.A.	$369,020	$(340,791)	$28,229	—	$28,229
HSBC Securities Inc.	446,316	(651,723)	(205,407)	—	(205,407)
JPMorgan Chase & Co.	296,258	(188,100)	108,158	$(60,000)	48,158
National Australia Bank Ltd.	—	(668)	(668)	—	(668)
UBS Securities LLC	20,366	(6,349)	14,017	—	14,017
Total	$1,172,158	$(1,190,074)	$(17,916)	$(60,000)	$(77,916)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$4,012	$2,402
Class C	234	80
Class FI	15,105	13,303
Class R	27	28
Class I	—	16,127
Class IS	—	916
Total	$19,378	$32,856

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$5,418
Class C	125
Class FI	25,479
Class R	39
Class I	43,667
Class IS	52,302
Total	$127,030

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class A	—	$19,674
Class C	—	—
Class FI	—	92,939
Class R	—	164
Class I	—	151,513
Class IS	—	235,712
Total	—	$500,002

7. Shares of beneficial interest

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,313	$81,714	48,899	$546,139
Shares issued on reinvestment	—	—	1,749	19,588
Shares repurchased	(429,010)	(4,413,948)	(293,769)	(3,272,989)
Net decrease	(421,697)	$(4,332,234)	(243,121)	$(2,707,262)

34	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class C
Shares sold	—	—	257	$2,800
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(4,849)	$(50,104)	(7,907)	(86,375)
Net decrease	(4,849)	$(50,104)	(7,650)	$(83,575)

Class FI
Shares sold	57,057	$639,237	418,869	$4,645,304
Shares issued on reinvestment	—	—	8,285	92,939
Shares repurchased	(1,750,977)	(19,729,486)	(478,284)	(5,326,124)
Net decrease	(1,693,920)	$(19,090,249)	(51,130)	$(587,881)

Class R
Shares sold	—	—	430	$4,726
Shares issued on reinvestment	—	—	15	164
Shares repurchased	(3)	$(43)	(8,537)	(94,625)
Net decrease	(3)	$(43)	(8,092)	$(89,735)

Class I
Shares sold	882,796	$9,014,292	1,730,189	$19,461,655
Shares issued on reinvestment	—	—	13,402	151,513
Shares repurchased	(1,301,145)	(13,999,675)	(1,500,579)	(16,750,190)
Net increase (decrease)	(418,349)	$(4,985,383)	243,012	$2,862,978

Class IS
Shares sold	46,116	$502,769	667,246	$7,531,289
Shares issued on reinvestment	—	—	18,284	207,087
Shares repurchased	(611,450)	(6,276,978)	(746,282)	(8,400,598)
Net decrease	(565,334)	$(5,774,209)	(60,752)	$(662,222)

8. Redemption facility

The Fund and certain other participating funds within the Trust (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $190 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

June 30, 2020, the Fund incurred a commitment fee in the amount of $2,542. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2020.

9. Deferred capital losses

As of December 31, 2019, the Fund had deferred capital losses of $4,494,294, which have no expiration date, that will be available to offset future taxable capital gains.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

36	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Semi-Annual Report

Board approval of new management and

new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”) and Legg Mason, Inc. (“Legg Mason”) announced that they had entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadviser, Brandywine Global Investment Management, LLC (the “Subadviser”), each a wholly owned subsidiary of Legg Mason, would become subsidiaries of Franklin Templeton (the “Transaction”). The Transaction was subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. The Transaction was consummated on July 31, 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction resulted in the automatic termination of the Fund’s existing management agreement and subadvisory agreement (the “Existing Agreements”).

At a meeting held on April 6, 2020, the Fund’s Board of Trustees (the “Board”) approved a new management agreement (the “Management Agreement”) with the Manager and a new subadvisory agreement (“Subadvisory Agreement”) between the Manager and the Subadviser. (The Management Agreement and the Subadvisory Agreement are jointly referred to as the “Agreements”). The meeting was held telephonically based on exemptive relief issued by the Securities and Exchange Commission, with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.

On March 9, 2020, during a telephonic meeting of the Board, the Board met with representatives of Legg Mason, the parent company of the Manager and the Subadviser, and representatives of Franklin Templeton to discuss the Transaction. The Board was advised the Fund would not bear the costs of obtaining shareholder approval of the Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction was consummated. On March 31, 2020 and April 2, 2020, the trustees who are not “interested persons” of the Fund (as defined in the 1940 Act) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by Legg Mason, Franklin Templeton, the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering the Agreements. On April 6, 2020, the Board received a presentation from senior Fund management and representatives from Franklin Templeton and reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering the Agreements. Prior to the Board’s approval of the Agreements, as a part of the April 6 meeting, the Independent Trustees further discussed the Agreements in an executive session with independent legal counsel and recommended their approval.

BrandywineGLOBAL — International Opportunities Bond Fund	37

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

In the event the Fund’s shareholders did not approve the Agreements prior to completion of the Transaction, at its April 6, 2020 meeting, the Board also approved an interim management agreement with the Manager and an interim investment advisory agreement between the Manager and the Subadviser that would take effect upon the closing of the Transaction to enable the Manager and Subadviser to serve as investment managers of the Fund following the termination of the Existing Agreements and pending shareholder approval of the Agreements. At a meeting held on July 14, 2020, shareholders of the Fund approved the Agreements.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that the terms of the Agreements were identical to the Existing Agreements, except for the dates of execution, effectiveness and termination, and that the Board had considered and approved the renewal of the Existing Agreements in November 2019. The Board also considered that the Existing Agreements were the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements were reasonable and fair and that it was in the best interests of the Fund to approve the Agreements.

In evaluating the Agreements, the Board considered the information previously provided for the November 2019 renewal of the Existing Agreements, updated with more recent statistics, information and representations. Among such information was the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and Subadvisory Agreement, respectively, and information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates and the Manager’s supervisory activities over the Subadviser. The Board noted that Franklin Templeton and Legg Mason had informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and the Subadviser, including compliance and other non-advisory services. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account Franklin Templeton’s plans and intentions regarding the Fund and Legg Mason’s asset management business, including the preservation and continued operational and investment autonomy of the investment advisory business conducted by the Subadviser. The Board noted that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction. The Board also considered that there were not

38	BrandywineGLOBAL — International Opportunities Bond Fund

expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction. The Board also considered that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base.

The Board also considered its knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management by the Manager and the capabilities of the Subadviser. The Board considered information received at regular meetings throughout the year, including the policies and practices of the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries. The Board considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including liquidity management programs and cybersecurity programs. The Board also considered information about Franklin Templeton’s compliance and risk management programs.

The Board noted that it had reviewed the qualifications, backgrounds and responsibilities of the senior personnel currently serving the Fund, and had met and reviewed the backgrounds and qualifications of the senior personnel of Franklin Templeton responsible for the management of the advisory business. The Board considered that Legg Mason had put in place retention incentives for key personnel at the Manager until the closing of the Transaction and Franklin Templeton had provided long-term retention mechanisms for certain personnel, and that Franklin Templeton had represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction. The Board considered Franklin Templeton’s and the Manager’s commitment to an effective transition and to continued high quality investment management and shareholder services following the Transaction.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the year-end dates selected and the selection of a peer group and, therefore, recognized its limitations. In addition, the Board noted that it had received and discussed at periodic

BrandywineGLOBAL — International Opportunities Bond Fund	39

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the one- and five-year periods ended December 31, 2019 placed the Class I Shares in the third quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the three-year period ended December 31, 2019 placed the Class I Shares in the second quintile. The Board also reviewed updated performance information. In addition, based on their review of materials provided and assurances received, the Board determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided. The Board noted that its evaluation of the factors of the nature, extent and quality of services and performance led it to conclude that it was in the best interests of the Fund to approve the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”), payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Subadviser, respectively. The Board considered that it had reviewed the Fund’s Contractual Management Fee and total expense ratio in connection with its consideration of the Existing Agreements during the 2019 contract renewal process and that the new Management Agreement did not change the Fund’s management fee rate or the computation method for calculating such fees. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver continued until December 31, 2021 and Franklin Templeton’s statement that it had no current intention to change that waiver after its expiration. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Board determined that the Transaction would not increase the total fees payable by the Fund for management services.

The Board received and reviewed an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes. The Manager reviewed with the Board the differences in services provided to these different types of accounts, including that the Fund is provided with certain administrative services, office facilities and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund

40	BrandywineGLOBAL — International Opportunities Bond Fund

service providers, including the Subadviser. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual Management Fee and Actual Management Fee were lower than the median of the Broadridge expense group (first quintile) and the actual total expense ratio was higher than the Broadridge expense group median (third quintile) and higher than the expense universe median (fourth quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). It was noted that, while the Board has found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.

The Board was provided an overview of the process followed in conducting the profitability study and received an updated report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019, which corresponds to Legg Mason’s fiscal year end, and for the period from September 2019 to February 2020. The Board also received certain information showing historical profitability for fiscal years 2016 through 2019. The Board noted that it previously had received a report from the independent consultant engaged by Legg Mason to assess the methodologies used by Legg Mason for its profitability study in connection with its review of the Existing Agreements. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during Legg Mason’s 2016 through 2019 fiscal years and for the pro forma fiscal year 2020. The Board noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Manager’s profitability from its relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Board noted they will have the opportunity to

BrandywineGLOBAL — International Opportunities Bond Fund	41

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

periodically re-examine such profitability and any economies of scale going forward. The Board also considered the potential benefits to shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and having access to a greater array of investment opportunities. Given the asset size of the Fund and the complex, as well as the fee waivers, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the funds. The Board considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. The Board noted that Franklin Templeton and Legg Mason, as a result of the potential benefits derived from the Transaction, have a financial interest in the matters that were being considered. The Board also took note of information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

The Board considered that the senior management team at Legg Mason expressed support for the Transaction and Legg Mason recommended that the Board approve the Agreements. The Board also considered that, under the Transaction Agreement, Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that Franklin Templeton represented to the Board that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser of the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act) on the Fund as a result of the transactions contemplated by the Transaction Agreement.

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Board, including the Independent Trustees, concluded that the Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the Agreements for the Fund was in the best interests of the Fund’s shareholders, and the Board voted to approve the Agreements and to recommend that shareholders approve the Agreements.

42	BrandywineGLOBAL — International Opportunities Bond Fund

BrandywineGLOBAL —

International Opportunities Bond Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — International Opportunities Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — International Opportunities Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — International Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012846 8/20 SR20-3950

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2020